EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 13.51%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class C
$1,458,459	0.83%, 03/15/2027	$ 1,436,378
	Series 2021-1 Class D
1,500,000	1.14%, 03/15/2027	1,432,489
	Series 2021-2 Class D
1,250,000	1.34%, 07/13/2027	1,174,709
	Series 2021-4 Class D
1,250,000	1.82%, 02/14/2028	1,144,588
1,500,000	AmeriCredit Automobile Receivables Trust Series 2021-1 Class D 1.21%, 12/18/2026	1,351,851
1,000,000	Apidos XXIX(a)(b) Series 2018-29A Class A2 4.33%, 07/25/2030 3-mo. LIBOR + 1.55%	947,076
1,700,000	Avant Credit Card Master Trust(a) Series 2021-1A Class A 1.37%, 04/15/2027	1,541,361
3,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 4.61%, 07/20/2029 3-mo. LIBOR + 1.90%	2,830,458
1,000,000	CCG Receivables Trust(a) Series 2020-1 Class B 1.19%, 12/14/2027	951,337
	Credit Acceptance Auto Loan Trust(a)
	Series 2020-2A Class B
1,500,000	1.93%, 09/17/2029	1,448,773
	Series 2021-4 Class C
975,000	1.94%, 02/18/2031	878,850
1,191,000	DB Master Finance LLC(a) Series 2021-1A Class A2I 2.05%, 11/20/2051	1,011,351
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,100,425
	DT Auto Owner Trust(a)
	Series 2019-3A Class D
1,178,582	2.96%, 04/15/2025	1,162,159
	Series 2020-2A Class E
1,250,000	7.17%, 06/15/2027	1,245,519
	Series 2021-1A Class C
1,500,000	0.84%, 10/15/2026	1,438,452
	Series 2021-3A Class D
2,000,000	1.31%, 05/17/2027	1,781,604
	Series 2021-4A Class D
1,750,000	1.99%, 09/15/2027	1,567,386
49,252	GMACM Home Equity Loan Trust(c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	49,637
1,000,000	ICG US Ltd(a)(b) Series 2018-3A Class B1R 4.23%, 01/24/2032 3-mo. LIBOR + 1.45%	929,951
Principal Amount		Fair Value
Non-Agency — (continued)
$1,500,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 4.74%, 04/19/2033 3-mo. LIBOR + 2.00%	$ 1,386,989
1,500,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 4.46%, 04/15/2031 3-mo. LIBOR + 1.95%	1,381,271
949,637	MVW LLC(a) Series 2021-1WA Class C 1.94%, 01/22/2041	841,099
	Navient Private Education Refi Loan Trust(a)
	Series 2021-A Class A
974,103	0.84%, 05/15/2069	856,875
	Series 2021-BA Class A
1,174,709	0.94%, 07/15/2069	1,010,026
	Series 2021-CA Class A
1,214,917	1.06%, 10/15/2069	1,042,228
1,000,000	Oaktree Ltd(a)(b) Series 2019-3A Class BR 4.46%, 10/20/2034 3-mo. LIBOR + 1.75%	932,618
2,000,000	Octagon Investment Partners 45 Ltd(a)(b) Series 2019-1A Class BR 4.18%, 04/15/2035 3-mo. SOFR + 1.85%	1,876,104
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	988,668
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
750,000	1.35%, 07/15/2027	706,739
	Series 2021-3 Class D
1,200,000	1.33%, 09/15/2027	1,126,727
	Series 2021-4 Class D
2,000,000	1.67%, 10/15/2027	1,852,133
800,052	SCF Equipment Leasing LLC(a) Series 2020-1A Class A3 1.19%, 10/20/2027	782,072
3,756,000	Voya Ltd(a)(b) Series 2016-1A Class BR 4.54%, 01/20/2031 3-mo. SOFR + 2.06%	3,456,722
650,000	Westlake Automobile Receivables Trust(a) Series 2021-2A Class D 1.23%, 12/15/2026	599,936
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	452,944
		44,717,505

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — 0.00%
$ 883	Federal National Mortgage Association Grantor Trust(d) Series 2003-T4 Class 2A6 4.51%, 07/26/2033	$ 862
TOTAL ASSET-BACKED SECURITIES — 13.51% (Cost $48,219,232)		$44,718,367
BANK LOANS
	Asurion LLC(b)
3,246,268	6.37%,12/23/2026 1-mo. LIBOR + 3.22%	2,743,096
333,453	7.13%,08/21/2028 3-mo. LIBOR + 3.38%	285,311
2,228,354	Berry Global Inc(b) 4.18%, 07/01/2026 3-mo. LIBOR + 0.42%	2,154,772
1,481,203	Catalent Pharma Solutions Inc(b) 5.06%, 02/22/2028 1-mo. LIBOR + 1.92%	1,465,773
2,698,636	Change Healthcare Holdings LLC(b) 6.50%, 03/01/2024 3-mo. LIBOR + 4.71%	2,690,203
2,976,247	Entain Holdings Ltd(b) 6.17%, 03/29/2027 3-mo. LIBOR + 2.42%	2,894,400
479,152	Icon SARL(b) 5.94%, 07/03/2028 3-mo. LIBOR + 2.18%	467,173
2,226,814	Jazz Financing SARL(b) 6.62%, 05/05/2028 1-mo. LIBOR + 3.47%	2,147,947
119,381	PRA Health Sciences Inc(b) 5.94%, 07/03/2028 3-mo. LIBOR + 2.18%	116,397
992,500	Southwestern Energy Co(b) 6.20%, 06/22/2027 3-mo. LIBOR + 2.45%	975,131
2,397,368	Vyaire Medical Inc(b) 7.04%, 04/16/2025 3-mo. LIBOR + 3.28%	1,750,079
TOTAL BANK LOANS — 5.35% (Cost $19,025,748)		$17,690,282
CORPORATE BONDS AND NOTES
Basic Materials — 1.40%
	Celanese US Holdings LLC
2,000,000	5.90%, 07/05/2024	1,972,279
500,000	6.17%, 07/15/2027	473,202
1,000,000	Sherwin-Williams Co 4.05%, 08/08/2024	983,351
1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,194,113
		4,622,945
Principal Amount		Fair Value
Communications — 1.67%
$2,000,000	DISH DBS Corp 5.88%, 11/15/2024	$ 1,785,000
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,521,543
500,000	Sirius XM Radio Inc(a) 3.13%, 09/01/2026	439,112
2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,789,560
		5,535,215
Consumer, Cyclical — 13.01%
2,000,000	Aptiv PLC / Aptiv Corp 2.40%, 02/18/2025	1,866,298
1,500,000	BMW US Capital LLC(a) 3.25%, 04/01/2025	1,432,691
1,250,000	Brinker International Inc 3.88%, 05/15/2023	1,228,066
2,500,000	Cinemark USA Inc(a) 8.75%, 05/01/2025	2,527,377
2,000,000	Dollar General Corp 4.25%, 09/20/2024	1,975,985
3,000,000	Ford Motor Credit Co LLC 2.30%, 02/10/2025	2,658,892
	General Motors Financial Co Inc
1,500,000	1.05%, 03/08/2024	1,405,745
2,000,000	1.20%, 10/15/2024	1,835,838
2,000,000	Genuine Parts Co 1.75%, 02/01/2025	1,846,308
2,500,000	Hilton Domestic Operating Co Inc(a) 5.38%, 05/01/2025	2,443,381
2,000,000	Hyundai Capital America(a) 1.00%, 09/17/2024	1,827,060
2,000,000	Las Vegas Sands Corp 3.20%, 08/08/2024	1,885,318
2,500,000	Lowe's Cos Inc 4.40%, 09/08/2025	2,461,849
1,500,000	Mercedes-Benz Finance North America LLC(a) 0.75%, 03/01/2024	1,412,658
2,500,000	MGM Resorts International 6.75%, 05/01/2025	2,462,575
2,000,000	Nissan Motor Acceptance Co LLC(a) 1.13%, 09/16/2024	1,817,592
2,000,000	PACCAR Financial Corp 2.85%, 04/07/2025	1,912,059
3,000,000	PVH Corp 4.63%, 07/10/2025	2,876,112
2,500,000	Toyota Motor Credit Corp 3.95%, 06/30/2025	2,440,149
1,500,000	Volkswagen Group of America Finance LLC(a) 3.95%, 06/06/2025	1,440,852
3,500,000	Warnermedia Holdings Inc(a) 3.79%, 03/15/2025	3,304,139
		43,060,944

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — 7.53%
$1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	$ 958,622
2,000,000	Baxter International Inc 1.32%, 11/29/2024	1,846,330
3,065,000	Bayer US Finance II LLC(a) 2.85%, 04/15/2025	2,862,480
2,500,000	Constellation Brands Inc 3.60%, 05/09/2024	2,445,668
3,000,000	Global Payments Inc 1.50%, 11/15/2024	2,756,312
1,500,000	GSK Consumer Healthcare Capital US LLC(a) 3.02%, 03/24/2024	1,451,069
2,000,000	HCA Inc(a) 3.13%, 03/15/2027	1,770,578
3,000,000	McKesson Corp 0.90%, 12/03/2025	2,627,519
1,000,000	Mondelez International Holdings Netherlands BV(a) 0.75%, 09/24/2024	916,846
2,000,000	Nestle Holdings Inc(a) 4.00%, 09/12/2025	1,969,257
2,000,000	Universal Health Services Inc(a) 1.65%, 09/01/2026	1,676,011
2,000,000	Viatris Inc 1.65%, 06/22/2025	1,777,979
2,000,000	Zimmer Biomet Holdings Inc 1.45%, 11/22/2024	1,849,335
		24,908,006
Energy — 5.62%
3,000,000	Canadian Natural Resources Ltd 2.05%, 07/15/2025	2,735,196
3,500,000	Energy Transfer LP 3.90%, 05/15/2024	3,412,341
	EQT Corp
1,500,000	6.13%, 02/01/2025	1,501,920
1,000,000	5.68%, 10/01/2025	993,845
100,000	3.13%, 05/15/2026(a)	91,071
1,500,000	Gray Oak Pipeline LLC(a) 2.00%, 09/15/2023	1,449,765
2,000,000	Midwest Connector Capital Co LLC(a) 3.90%, 04/01/2024	1,932,116
2,000,000	Phillips 66 1.30%, 02/15/2026	1,746,823
3,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	2,884,540
2,000,000	TransCanada PipeLines Ltd 1.00%, 10/12/2024	1,843,000
		18,590,617
Financial — 36.31%
	AerCap Ireland Capital Designated Activity Co
2,500,000	1.15%, 10/29/2023	2,374,825
2,500,000	1.75%, 10/29/2024	2,274,255
Principal Amount		Fair Value
Financial — (continued)
$3,000,000	Ally Financial Inc 3.88%, 05/21/2024	$ 2,930,950
2,000,000	American Express Co 3.95%, 08/01/2025	1,937,115
4,750,000	Athene Global Funding 0.95%, 01/08/2024	4,470,999
	Bank of America Corp
2,000,000	0.81%, 10/24/2024	1,901,598
5,000,000	3.46%, 03/15/2025	4,841,939
3,000,000	1.53%, 12/06/2025	2,744,114
2,500,000	Bank of Montreal(a) 3.75%, 07/25/2025	2,435,546
2,500,000	Bank of New York Mellon Corp(e) 3.35%, 04/25/2025	2,414,586
	Bank of Nova Scotia
3,000,000	0.70%, 04/15/2024(e)	2,809,684
2,500,000	3.45%, 04/11/2025	2,394,506
	Barclays PLC
2,500,000	3.65%, 03/16/2025	2,363,960
500,000	5.30%, 08/09/2026	480,360
	Canadian Imperial Bank of Commerce(e)
2,500,000	1.00%, 10/18/2024	2,308,350
1,500,000	2.25%, 01/28/2025	1,405,978
	Capital One Financial Corp
1,500,000	1.34%, 12/06/2024	1,424,740
2,500,000	4.99%, 07/24/2026	2,444,124
	Citigroup Inc
950,000	1.28%, 11/03/2025	867,814
7,000,000	3.67%, 06/09/2027(b)(e) 1-day SOFR + 0.77%	6,688,140
2,000,000	Citizens Bank NA 4.12%, 05/23/2025	1,961,286
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,215,306
2,000,000	Equitable Financial Life Global Funding(a) 0.80%, 08/12/2024	1,844,212
3,500,000	Fifth Third Bancorp 2.38%, 01/28/2025	3,269,659
2,000,000	Goldman Sachs Group Inc 0.93%, 10/21/2024	1,898,301
2,000,000	Huntington Bancshares Inc 2.63%, 08/06/2024	1,910,540
1,500,000	Intercontinental Exchange Inc 3.65%, 05/23/2025	1,450,029
	JPMorgan Chase & Co
2,000,000	3.85%, 06/14/2025	1,945,186
2,000,000	0.77%, 08/09/2025(f)	1,833,477
4,000,000	2.60%, 02/24/2026	3,721,114
1,000,000	Keybank NA 4.15%, 08/08/2025	969,293
1,500,000	KeyCorp 3.88%, 05/23/2025	1,460,506
250,000	Lehman Brothers Holdings Inc Escrow Account(g)(h) 0.00%, 10/15/2025	925
3,000,000	Metropolitan Life Global Funding I(a)(e) 0.95%, 07/02/2025	2,689,140

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Morgan Stanley
$2,000,000	0.79%, 01/22/2025	$ 1,873,515
2,400,000	3.62%, 04/17/2025(b) 1-day SOFR + 1.16%	2,330,794
2,000,000	1.16%, 10/21/2025	1,822,764
3,000,000	NatWest Markets PLC(a) 0.80%, 08/12/2024	2,755,316
2,000,000	New York Life Global Funding(a) 1.45%, 01/14/2025	1,849,937
2,500,000	Northwestern Mutual Global Funding(a) 4.00%, 07/01/2025	2,435,048
2,000,000	Pricoa Global Funding I(a) 1.15%, 12/06/2024	1,844,084
	Principal Life Global Funding II(a)
1,800,000	0.75%, 04/12/2024	1,679,833
2,000,000	0.75%, 08/23/2024	1,837,684
2,250,000	Protective Life Global Funding(a) 1.65%, 01/13/2025	2,063,023
3,000,000	Royal Bank of Canada 3.38%, 04/14/2025	2,886,722
1,000,000	Synchrony Bank 5.40%, 08/22/2025	975,036
3,500,000	Synchrony Financial 4.88%, 06/13/2025	3,376,461
	Toronto-Dominion Bank
2,000,000	4.29%, 09/13/2024	1,969,841
2,000,000	1.25%, 09/10/2026	1,712,507
2,500,000	Truist Financial Corp 4.26%, 07/28/2026	2,431,363
2,225,000	USAA Capital Corp(a) 3.38%, 05/01/2025	2,143,485
1,250,000	VICI Properties LP REIT 4.38%, 05/15/2025	1,190,175
	Wells Fargo & Co
2,000,000	3.91%, 04/25/2026(b) 1-day SOFR + 1.32%	1,911,935
1,500,000	2.19%, 04/30/2026	1,369,908
		120,141,988
Industrial — 4.32%
2,000,000	Boeing Co 1.95%, 02/01/2024	1,918,868
2,500,000	Caterpillar Financial Services Corp 3.65%, 08/12/2025	2,429,765
2,000,000	CNH Industrial Capital LLC 3.95%, 05/23/2025	1,928,782
2,000,000	Huntington Ingalls Industries Inc 0.67%, 08/16/2023	1,928,471
2,500,000	Parker-Hannifin Corp 3.65%, 06/15/2024	2,445,070
2,500,000	Sonoco Products Co 1.80%, 02/01/2025	2,316,095
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,340,136
		14,307,187
Principal Amount		Fair Value
Technology — 5.18%
$2,000,000	Fidelity National Information Services Inc 4.50%, 07/15/2025	$ 1,957,122
	Microchip Technology Inc
3,000,000	0.97%, 02/15/2024	2,826,482
1,000,000	0.98%, 09/01/2024	920,478
1,725,000	NetApp Inc 1.88%, 06/22/2025	1,575,191
3,000,000	Oracle Corp 1.65%, 03/25/2026	2,628,605
1,600,000	PTC Inc(a) 3.63%, 02/15/2025	1,490,445
1,000,000	Qorvo Inc(a) 1.75%, 12/15/2024	921,813
2,000,000	Skyworks Solutions Inc 0.90%, 06/01/2023	1,940,350
3,000,000	Take-Two Interactive Software Inc 3.55%, 04/14/2025	2,878,464
		17,138,950
Utilities — 1.02%
2,000,000	American Electric Power Co Inc 2.03%, 03/15/2024	1,914,128
1,500,000	NextEra Energy Capital Holdings Inc 4.26%, 09/01/2024	1,478,436
		3,392,564
TOTAL CORPORATE BONDS AND NOTES — 76.06% (Cost $268,088,397)		$251,698,416
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.80%
570,861	Angel Oak Mortgage Trust(a)(c) Series 2021-3 Class A3 1.46%, 05/25/2066	473,583
1,500,000	CityLine Commercial Mortgage Trust(a)(c) Series 2016-CLNE Class A 2.87%, 11/10/2031	1,444,229
867,039	Deephaven Residential Mortgage Trust(a)(c) Series 2022-1 Class A1 2.21%, 01/25/2067	764,198
925,449	GS Mortgage-Backed Securities Trust(a)(c) Series 2022-PJ1 Class A8 2.50%, 05/28/2052	793,862
1,963,586	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	1,904,014
855,119	RCKT Mortgage Trust(a)(c) Series 2022-1 Class A5 2.50%, 01/25/2052	732,463

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Starwood Mortgage Residential Trust(a)(c)
	Series 2021-3 Class A3
$ 983,322	1.52%, 06/25/2056	$ 801,768
	Series 2021-6 Class A1
1,737,517	1.92%, 11/25/2066	1,424,200
	Verus Securitization Trust(a)(c)
	Series 2021-2 Class A3
742,358	1.55%, 02/25/2066	609,712
	Series 2021-5 Class A3
389,026	1.37%, 09/25/2066	314,532
TOTAL MORTGAGE-BACKED SECURITIES — 2.80% (Cost $10,554,126)		$9,262,561
U.S. TREASURY BONDS AND NOTES
6,750,000	United States Treasury Note/Bond 1.50%, 09/30/2024	6,399,053
TOTAL U.S. TREASURY BONDS AND NOTES — 1.94% (Cost $6,426,736)		$6,399,053
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
865,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(i), 2.57%(j)	865,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.26% (Cost $865,000)		$865,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.63%
2,275,568	Undivided interest of 1.93% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $2,275,568 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(i)	2,275,568
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,275,567	Undivided interest of 1.94% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $2,275,567 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(i)	$ 2,275,567
2,275,567	Undivided interest of 1.94% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $2,275,567 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(i)	2,275,567
1,888,618	Undivided interest of 1.99% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $1,888,618 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(i)	1,888,618
TOTAL SHORT TERM INVESTMENTS — 2.63% (Cost $8,715,320)		$8,715,320
TOTAL INVESTMENTS — 102.55% (Cost $361,894,559)		$339,348,999
OTHER ASSETS & LIABILITIES, NET — (2.55)%		$(8,432,900)
TOTAL NET ASSETS — 100.00%		$330,916,099

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2022.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2022. Maturity date disclosed represents final maturity date.
(e)	All or a portion of the security is on loan at September 30, 2022.
(f)	Restricted security; further details of these securities are included in a subsequent table.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Collateral received for securities on loan.
(j)	Rate shown is the 7-day yield as of September 30, 2022.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At September 30, 2022, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co(a)	0.77%	08/09/2025	08/03/2021	$2,000,000	$1,833,477	0.55%

(a)	Restricted security; further details of these securities are included in a subsequent table.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 30, 2022

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022